UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Offering expenses		$ 262
Issuance Of Pre-Funded Warrants	309
At-the-market Sale Agreement [Member]
Offering expenses		$ 352